Earnings per share (Details) - USD ($) $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025
Earnings per share [line items]
Payments to acquire or redeem entity's shares	$ 0	$ 1,063	$ 562	$ 2,910
Profit (loss), attributable to owners of parent	3,911	1,629	7,753	2,316
Adjustment to profit (loss) for preference share dividends	1	1	1	1
Loss (gain) on redemption of other changes, equity, net of tax	65	0	65	0
Profit (loss), attributable to ordinary equity holders of parent entity	$ 3,845	$ 1,628	$ 7,687	$ 2,315
Ordinary shares [member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	15,522,233,000	15,645,561,000	15,496,928,000	15,711,554,000
Adjusted weighted average number of ordinary shares outstanding	15,667,335,000	15,854,588,000	15,691,289,000	16,026,670,000
Number Of Shares Outstanding And Reserved For Future Issuance	15,546,713,000	15,596,112,000	15,546,713,000	15,596,112,000
Number of shares issued	15,702,899,365		15,702,899,365		15,628,880,285
Treasury stock, shares	783,413,629		783,413,629		857,432,709
ADS [Member]
Earnings per share [line items]
Weighted average number of ordinary shares outstanding	2,587,038,000	2,607,593,000	2,582,821,000	2,618,592,000
Adjusted weighted average number of ordinary shares outstanding	2,611,222,000	2,642,431,000	2,615,214,000	2,671,111,000
Number Of Shares Outstanding And Reserved For Future Issuance	2,591,118,000	2,599,352,000	2,591,118,000	2,599,352,000